AMG Veritas China Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2026
	Shares	Value
Common Stocks - 99.3%
Communication Services - 13.3%
NetEase, Inc. (China)	41,700	$1,109,479
Tencent Holdings, Ltd. (China)	72,300	4,417,746

Total Communication Services		5,527,225
Consumer Discretionary - 5.7%
Alibaba Group Holding, Ltd. (China)	154,900	2,359,654
Financials - 7.2%
AIA Group, Ltd. (Hong Kong)	43,600	439,527
Hong Kong Exchanges & Clearing, Ltd. (Hong Kong)	12,600	656,496
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,991,000	1,904,566

Total Financials		3,000,589
Health Care - 8.8%
BeOne Medicines, Ltd., Class H (Switzerland)*	36,965	913,775
Innovent Biologics, Inc. (Cayman Islands)*,1	92,685	1,023,446
Shanghai MicroPort MedBot Group Co., Ltd., Class H (China)*	176,900	468,153
WuXi AppTec Co., Ltd., Class H (China)[1]	61,900	1,269,398

Total Health Care		3,674,772
Industrials - 18.9%
Contemporary Amperex Technology Co., Ltd., Class A (China)	32,980	1,933,443
NARI Technology Co., Ltd., Class A (China)	235,871	850,190
Shenzhen Envicool Technology Co., Ltd., Class A (China)	42,120	295,655
Shenzhen Inovance Technology Co., Ltd., Class A (China)	86,100	817,471
Sieyuan Electric Co., Ltd., Class A (China)	48,000	1,112,574
Techtronic Industries Co., Ltd. (Hong Kong)	37,500	629,998
Weichai Power Co., Ltd., Class H (China)	367,000	1,534,501
Yutong Bus Co., Ltd., Class A (China)	147,000	701,499

Total Industrials		7,875,331
Information Technology - 36.2%
Advanced Micro-Fabrication Equipment, Inc. China, Class A (China)	18,824	957,757
Foxconn Industrial Internet Co., Ltd., Class A (China)	97,500	818,546
Lenovo Group, Ltd. (Hong Kong)	278,000	850,178
	Shares	Value

Luxshare Precision Industry Co., Ltd., Class A (China)	83,700	$713,276
Montage Technology Co., Ltd., Class A (China)	31,141	943,926
NAURA Technology Group Co., Ltd., Class A (China)	8,930	907,225
Samsung Electro-Mechanics Co., Ltd. (South Korea)	114	87,113
Samsung Electronics Co., Ltd. (South Korea)	409	1,627,256
Shengyi Technology Co., Ltd., Class A (China)	45,000	703,645
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	68,210	5,045,171
Verisilicon Microelectronics Shanghai Co., Ltd., Class A (China)*	29,676	845,019
WUS Printed Circuit Kunshan Co., Ltd., Class A (China)	60,900	935,340
Zhongji Innolight Co., Ltd., Class A (China)	4,900	652,509

Total Information Technology		15,086,961
Materials - 5.8%
China Jushi Co., Ltd., Class A (China)	65,100	363,896
Zijin Mining Group Co., Ltd., Class H (China)	486,000	2,063,547

Total Materials		2,427,443
Utilities - 3.4%
China Yangtze Power Co., Ltd., Class A (China)	163,200	703,587
Guangdong Investment, Ltd. (Hong Kong)	634,000	684,203

Total Utilities		1,387,790

Total Common Stocks (Cost $33,380,200)		41,339,765
Short-Term Investments - 0.3%
Other Investment Companies - 0.3%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.56%[2]	58,842	58,842
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.63%[2]	88,262	88,262

Total Short-Term Investments (Cost $147,104)		147,104
Total Investments - 99.6% (Cost $33,527,304)		41,486,869
Other Assets, less Liabilities - 0.4%		159,039
Net Assets - 100.0%		$41,645,908

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the value of these securities amounted to $2,292,844 or 5.5% of net assets.
[2]	Yield shown represents the July 31, 2026, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Veritas China Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2026:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	—	$15,086,961	—	$15,086,961
Industrials	$701,499	7,173,832	—	7,875,331
Communication Services	—	5,527,225	—	5,527,225
Health Care	—	3,674,772	—	3,674,772
Financials	—	3,000,589	—	3,000,589
Materials	—	2,427,443	—	2,427,443
Consumer Discretionary	—	2,359,654	—	2,359,654
Utilities	703,587	684,203	—	1,387,790
Short-Term Investments
Other Investment Companies	147,104	—	—	147,104
Total Investments in Securities	$1,552,190	$39,934,679	—	$41,486,869

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended July 31, 2026, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at July 31, 2026, was as follows:
Country	% of Long-Term Investments
Cayman Islands	2.5
China	71.1
Hong Kong	7.9
South Korea	4.1
Switzerland	2.2
Taiwan	12.2
100.0
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.